Supplemental Balance Sheet Information (Components of Prepaid Expenses and Other) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid taxes and tax refunds receivable	$ 96.3	$ 155.9
Receivables other than trade	69.6	70.6
Prepaid brochure costs, paper and other literature	64.5	72.1
Short-term Investments	2.4	21.0
Deferred tax assets (Note 2 and Note 7)	0.0	205.2
Other	63.3	65.9
Prepaid expenses and other	$ 296.1	$ 590.7